Note 9 - Debt and Capital Leases (Details) - Debt and Capital Lease Obligations (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 First Lien Term Loan [Member]	Jun. 07, 2013 First Lien Term Loan [Member]	Dec. 31, 2012 Tranche B Term Loan [Member]	Dec. 31, 2012 Tranche C Term Loan [Member]	Dec. 31, 2012 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Dec. 31, 2012 Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]
Note 9 - Debt and Capital Leases (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	$ 749,338	$ 751,225	$ 714,993	$ 751,225	$ 805,000	$ 217,656	$ 147,337		$ 4,698
Capital lease obligations		1,024	949
Total debt and capital lease obligations		752,249	720,640
Less: current portion debt and capital lease obligations		(7,958)	(26,819)
Total long-term debt and capital lease obligations		744,291	693,821
Called senior subordinated notes due 2017, 9.5% interest rate; notes paid in full July 8, 2013	$ 749,338	$ 751,225						$ 350,000